UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Third Security, LLC

Address:   1881 Grove Avenue, Radford, VA 24141


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Randal J. Kirk
Title:  Chief Executive Officer
Phone:  540-633-7900

Signature,  Place,  and  Date  of  Signing:

/s/ Randal J. Kirk                 Radford, VA                        2/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              30

Form 13F Information Table Value Total:  $      355,835
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE


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                                               FORM 13F INFORMATION TABLE

             COLUMN 1              COLUMN 2       COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
-------------------------------- --------------  --------- -------- ------------------- ---------- -------- ----------------------
                                                            VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
          NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------------- --------------  --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ADEONA PHARMACEUTICALS INC       COM              00685T108    3,936  3,123,558 SH       DEFINED              3,123,558
AMERIGAS PARTNERS L P            UNIT L P INT     030975106    2,245     48,900 SH       SOLE                    48,900
APPLE INC                        COM              037833100    5,670     14,000 SH       SOLE                    14,000
AT&T INC                         COM              00206R102    3,175    105,000 SH       SOLE                   105,000
BOARDWALK PIPELINE PARTNERS      UT LTD PARTNER   096627104    5,396    195,000 SH       SOLE                   195,000
CENTURYLINK INC                  COM              156700106    3,255     87,500 SH       SOLE                    87,500
CHINA ADVANCED CONSTR MATLS      COM              169365103    1,034    434,626 SH       SOLE                   434,626
COPANO ENERGY L L C              COM UNIT         217202100    9,451    276,350 SH       SOLE                   276,350
CRESTWOOD MIDSTREAM PRTNERS      COM UNITS REPSTG 226372100    5,999    189,000 SH       SOLE                   189,000
ENERGY TRANSFER EQUITY L P       COM UT LTD PTN   29273V100    7,633    188,100 SH       SOLE                   188,100
ENTERPRISE PRODS PARTNERS L      COM              293792107   20,756    447,517 SH       SOLE                   447,517
GENESIS ENERGY L P               UNIT LTD PART    371927104    4,102    146,304 SH       SOLE                   146,304
HALOZYME THERAPEUTICS INC        COM              40637H109  164,369 17,283,816 SH       SOLE                17,283,816
INERGY L P                       UNIT LTD PTN     456615103    4,668    191,150 SH       SOLE                   191,150
KINDER MORGAN ENERGY PARTNER     UT LTD PARTNER   494550106   11,935    140,500 SH       SOLE                   140,500
MARTIN MIDSTREAM PRTNRS L P      UNIT L P INT     573331105    4,884    141,800 SH       SOLE                   141,800
HARLEYSVILLE GROUP INC           COM              412824104    2,404     42,500 SH       SOLE                    42,500
MOTOROLA MOBILITY HLDGS INC      COM              620097105    2,493     64,250 SH       SOLE                    64,250
NATURAL RESOURCE PARTNERS L      COM UNIT L P     63900P103    3,307    122,000 SH       SOLE                   122,000
NUSTAR ENERGY LP                 UNIT COM         67058H102    6,601    116,500 SH       SOLE                   116,500
PENN VA RESOURCES PARTNERS L     COM              707884102    4,149    162,500 SH       SOLE                   162,500
PLAINS ALL AMERN PIPELINE L      UNIT LTD PART    726503105   14,690    200,000 SH       SOLE                   200,000
SHANDA INTERACTIVE ENTMT LTD     SPONSORED ADR    81941Q203    2,501     62,500 SH       SOLE                    62,500
SUBURBAN PROPANE PARTNERS L      UNIT LTD PARTN   864482104    2,142     45,000 SH       SOLE                    45,000
TC PIPELINES LP                  UT COM LTD PRT   87233Q108    2,224     46,900 SH       SOLE                    46,900
VERENIUM CORP                    COM              92340P209    1,373    630,000 SH       SOLE                   630,000
VODAFONE GROUP PLC NEW SPONS     ADR              92857W209    3,120    111,300 SH       SOLE                   111,300
YUM BRANDS INC                   COM              988498101   11,035    187,000 SH       SOLE                   187,000
ZIOPHARM ONCOLOGY INC            COM              98973P101    6,126  1,389,039 SH       SOLE                 1,389,039
ZIOPHARM ONCOLOGY INC            COM              98973P101   35,162  7,973,161 SH       DEFINED              7,973,161
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